Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
New Accounting Pronouncements Adopted and New Accounting Not Yet Pronouncements Adopted
New Accounting Pronouncements Not Yet Adopted
ASU 2023-07 – Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances interim and annual segment disclosure requirements, including disclosure of certain significant segment expenses. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is evaluating the potential impact of the new requirements on segment disclosures.
ASU 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances certain income tax disclosure requirements, including additional disclosure related to the income tax rate reconciliation and income taxes paid. The amendments in this update are effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is evaluating the potential impact of the new requirements on income tax disclosures.